Deferred Revenue - Schedule of Deferred Revenue (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Schedule of Deferred Revenue [Abstract]
Beginning balance	$ 6,802	$ 448,253
Customer advances	355,709	451,867
Related party advances		371,058
Recognized as revenues	(362,511)	(1,262,932)
Effect of exchange rate		(1,444)
Ending balance		$ 6,802